UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3221

Fidelity Charles Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Asset Manager® 50%

December 31, 2017

FAA-QTLY-0218
1.811343.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 48.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	27,239,800	$185,503,038
Fidelity Consumer Discretionary Central Fund (a)	1,014,961	302,894,750
Fidelity Consumer Staples Central Fund (a)	876,770	194,195,752
Fidelity Emerging Markets Equity Central Fund (a)	1,099,980	275,665,935
Fidelity Energy Central Fund (a)	1,300,566	166,485,472
Fidelity Financials Central Fund (a)	5,219,409	559,416,276
Fidelity Health Care Central Fund (a)	1,005,698	385,645,094
Fidelity Industrials Central Fund (a)	986,573	291,246,178
Fidelity Information Technology Central Fund (a)	1,615,887	683,213,133
Fidelity International Equity Central Fund (a)	11,659,597	1,028,959,432
Fidelity Materials Central Fund (a)	342,788	89,772,807
Fidelity Real Estate Equity Central Fund (a)	386,950	42,092,374
Fidelity Telecom Services Central Fund (a)	314,936	57,620,643
Fidelity Utilities Central Fund (a)	486,789	84,574,790
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,630,771,315)		4,347,285,674

Fixed-Income Central Funds - 39.8%
High Yield Fixed-Income Funds - 3.4%
Fidelity Emerging Markets Debt Central Fund (a)	4,497,232	45,467,011
Fidelity Floating Rate Central Fund (a)	832,310	85,694,664
Fidelity High Income Central Fund 1 (a)	1,801,320	173,791,306

TOTAL HIGH YIELD FIXED-INCOME FUNDS		304,952,981

Investment Grade Fixed-Income Funds - 36.4%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,939,652	295,934,744
Fidelity International Credit Central Fund (a)	521,561	52,056,966
Fidelity Investment Grade Bond Central Fund (a)	27,099,213	2,945,684,421

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,293,676,131

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,386,526,644)		3,598,629,112

Money Market Central Funds - 6.5%
Fidelity Cash Central Fund, 1.36% (b)	71,992,189	72,006,588
Fidelity Money Market Central Fund, 1.62% (b)	401,452,758	401,492,903
Fidelity Securities Lending Cash Central Fund 1.36% (b)(c)	114,973,687	114,996,682
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $588,452,080)		588,496,173

Investment Companies - 6.1%
iShares 20+ Year Treasury Bond ETF (d)	1,259,503	159,780,551
iShares Core MSCI Emerging Markets ETF	804,506	45,776,391
iShares MSCI Japan ETF	1,526,067	91,457,195
iShares S&P 500 Index ETF	948,276	254,944,003
TOTAL INVESTMENT COMPANIES
(Cost $508,592,156)		551,958,140
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $7,114,342,195)		9,086,369,099
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(49,454,256)
NET ASSETS - 100%		$9,036,914,843

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$313,030
Fidelity Commodity Strategy Central Fund	691,616
Fidelity Consumer Discretionary Central Fund	16,050,107
Fidelity Consumer Staples Central Fund	16,038,917
Fidelity Emerging Markets Debt Central Fund	1,195,133
Fidelity Emerging Markets Equity Central Fund	13,312,720
Fidelity Energy Central Fund	2,593,344
Fidelity Financials Central Fund	34,848,908
Fidelity Floating Rate Central Fund	1,266,345
Fidelity Health Care Central Fund	12,636,381
Fidelity High Income Central Fund 1	7,898,631
Fidelity Industrials Central Fund	15,029,709
Fidelity Inflation-Protected Bond Index Central Fund	6,062,580
Fidelity Information Technology Central Fund	86,899,662
Fidelity International Credit Central Fund	1,168,874
Fidelity International Equity Central Fund	34,102,607
Fidelity Investment Grade Bond Central Fund	20,310,372
Fidelity Materials Central Fund	5,305,708
Fidelity Money Market Central Fund	1,504,731
Fidelity Real Estate Equity Central Fund	1,954,940
Fidelity Securities Lending Cash Central Fund	34,276
Fidelity Telecom Services Central Fund	5,289,400
Fidelity Utilities Central Fund	5,905,814
Total	$290,413,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$171,081,730	$6,336,094	$1,063,077	$(7,677)	$9,155,968	$185,503,038	24.9%
Fidelity Consumer Discretionary Central Fund	259,939,506	31,383,654	1,857,461	(5,028)	13,434,079	302,894,750	16.3%
Fidelity Consumer Staples Central Fund	183,266,354	22,531,661	2,439,432	(63,586)	(9,099,245)	194,195,752	14.8%
Fidelity Emerging Markets Debt Central Fund	43,993,956	2,606,481	265,772	(885)	(866,769)	45,467,011	34.2%
Fidelity Emerging Markets Equity Central Fund	239,714,069	33,489,000	1,823,176	(6,421)	4,292,463	275,665,935	31.8%
Fidelity Energy Central Fund	142,776,899	12,236,158	1,003,235	(492)	12,476,142	166,485,472	15.4%
Fidelity Financials Central Fund	510,151,833	53,681,808	9,358,608	79,581	4,861,662	559,416,276	16.5%
Fidelity Floating Rate Central Fund	82,300,945	4,088,203	531,543	(10)	(162,931)	85,694,664	4.6%
Fidelity Health Care Central Fund	364,929,834	38,908,860	2,573,185	(18,203)	(15,602,212)	385,645,094	15.6%
Fidelity High Income Central Fund 1	168,491,217	13,540,476	1,063,087	(7,061)	(7,170,239)	173,791,306	33.4%
Fidelity Industrials Central Fund	262,491,935	24,848,435	2,975,612	(4,282)	6,885,702	291,246,178	16.3%
Fidelity Inflation-Protected Bond Index Central Fund	307,662,145	15,981,658	23,375,508	254,656	(4,588,207)	295,934,744	32.6%
Fidelity Information Technology Central Fund	626,805,040	110,543,712	8,185,469	127,044	(46,077,194)	683,213,133	15.4%
Fidelity International Credit Central Fund	49,972,811	2,862,216	318,923	(652)	(458,486)	52,056,966	49.0%
Fidelity International Equity Central Fund	993,272,283	70,052,158	44,028,422	1,869,545	7,793,868	1,028,959,432	31.5%
Fidelity Investment Grade Bond Central Fund	2,712,390,982	255,190,544	18,050,224	(42,496)	(3,804,385)	2,945,684,421	37.0%
Fidelity Materials Central Fund	85,333,265	8,276,013	4,405,758	1,452,296	(883,009)	89,772,807	17.2%
Fidelity Real Estate Equity Central Fund	40,444,401	3,366,059	265,770	(1,572)	(1,450,744)	42,092,374	31.7%
Fidelity Telecom Services Central Fund	59,953,338	7,178,720	4,698,935	10,211	(4,822,691)	57,620,643	15.3%
Fidelity Utilities Central Fund	83,380,777	8,798,495	2,534,358	79,877	(5,150,001)	84,574,790	16.2%
Total	$7,388,353,320	$725,900,405	$130,817,555	$3,714,845	$(41,236,229)	$7,945,914,786

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 70%

December 31, 2017

AMG-QTLY-0218
1.811339.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 66.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	15,873,546	$108,098,848
Fidelity Consumer Discretionary Central Fund (a)	872,686	260,435,773
Fidelity Consumer Staples Central Fund (a)	754,703	167,159,185
Fidelity Emerging Markets Equity Central Fund (a)	837,349	209,848,117
Fidelity Energy Central Fund (a)	1,115,434	142,786,656
Fidelity Financials Central Fund (a)	4,492,606	481,517,461
Fidelity Health Care Central Fund (a)	864,381	331,455,589
Fidelity Industrials Central Fund (a)	847,749	250,264,019
Fidelity Information Technology Central Fund (a)	1,393,659	589,252,931
Fidelity International Equity Central Fund (a)	9,436,101	832,735,951
Fidelity Materials Central Fund (a)	293,031	76,741,986
Fidelity Real Estate Equity Central Fund (a)	223,049	24,263,271
Fidelity Telecom Services Central Fund (a)	269,800	49,362,590
Fidelity Utilities Central Fund (a)	417,210	72,486,115
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,277,865,748)		3,596,408,492

Fixed-Income Central Funds - 23.8%
High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (a)	2,548,523	25,765,570
Fidelity Floating Rate Central Fund (a)	484,661	49,900,721
Fidelity High Income Central Fund 1 (a)	1,052,509	101,546,059

TOTAL HIGH YIELD FIXED-INCOME FUNDS		177,212,350

Investment Grade Fixed-Income Funds - 20.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,840,435	185,276,622
Fidelity Investment Grade Bond Central Fund (a)	8,423,371	915,620,394

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,100,897,016

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,234,735,213)		1,278,109,366

Money Market Central Funds - 2.0%
Fidelity Cash Central Fund, 1.36% (b)	23,328,353	23,333,019
Fidelity Money Market Central Fund, 1.62% (b)	16,596,556	16,598,216
Fidelity Securities Lending Cash Central Fund 1.36% (b)(c)	67,801,557	67,815,117
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $107,737,920)		107,746,352
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.2% 2/8/18 (d)
(Cost $379,518)	380,000	379,511
	Shares	Value

Investment Companies - 7.5%
iShares 20+ Year Treasury Bond ETF (e)	746,062	$94,645,425
iShares Core MSCI Emerging Markets ETF	1,045,040	59,462,776
iShares MSCI Japan ETF	895,891	53,690,748
iShares S&P 500 Index ETF	735,554	197,753,693
TOTAL INVESTMENT COMPANIES
(Cost $369,577,398)		405,552,642
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,990,295,797)		5,388,196,363
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(8,253,230)
NET ASSETS - 100%		$5,379,943,133

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	79	March 2018	$10,570,200	$174,057	$174,057

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $379,511.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$95,660
Fidelity Commodity Strategy Central Fund	401,207
Fidelity Consumer Discretionary Central Fund	13,738,796
Fidelity Consumer Staples Central Fund	13,740,683
Fidelity Emerging Markets Debt Central Fund	673,736
Fidelity Emerging Markets Equity Central Fund	10,069,215
Fidelity Energy Central Fund	2,214,647
Fidelity Financials Central Fund	29,859,093
Fidelity Floating Rate Central Fund	734,140
Fidelity Health Care Central Fund	10,812,834
Fidelity High Income Central Fund 1	4,598,761
Fidelity Industrials Central Fund	12,858,775
Fidelity Inflation-Protected Bond Index Central Fund	3,522,760
Fidelity Information Technology Central Fund	74,618,954
Fidelity International Equity Central Fund	27,442,752
Fidelity Investment Grade Bond Central Fund	6,308,306
Fidelity Materials Central Fund	4,515,534
Fidelity Money Market Central Fund	86,588
Fidelity Real Estate Equity Central Fund	1,121,141
Fidelity Securities Lending Cash Central Fund	19,013
Fidelity Telecom Services Central Fund	4,512,488
Fidelity Utilities Central Fund	5,039,127
Total	$226,984,210

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$99,518,711	$4,361,977	$1,088,822	$16,359	$5,290,623	$108,098,848	14.5%
Fidelity Consumer Discretionary Central Fund	222,179,462	29,537,950	2,727,352	15,768	11,429,945	260,435,773	14.0%
Fidelity Consumer Staples Central Fund	156,472,126	20,290,741	1,779,905	(22,100)	(7,801,677)	167,159,185	12.8%
Fidelity Emerging Markets Debt Central Fund	24,862,036	1,663,933	272,206	(1,965)	(486,228)	25,765,570	19.4%
Fidelity Emerging Markets Equity Central Fund	183,317,554	25,867,276	2,634,948	14,064	3,284,171	209,848,117	24.2%
Fidelity Energy Central Fund	122,409,387	11,196,105	1,475,720	27,109	10,629,775	142,786,656	13.2%
Fidelity Financials Central Fund	435,947,851	48,736,066	7,407,916	72,917	4,168,543	481,517,461	14.2%
Fidelity Floating Rate Central Fund	47,824,846	2,714,318	544,412	(898)	(93,133)	49,900,721	2.7%
Fidelity Health Care Central Fund	312,293,194	36,300,933	3,799,247	29,705	(13,368,996)	331,455,589	13.4%
Fidelity High Income Central Fund 1	98,253,829	8,558,038	1,088,825	(5,706)	(4,171,277)	101,546,059	19.5%
Fidelity Industrials Central Fund	225,325,355	22,722,293	3,696,290	35,285	5,877,376	250,264,019	14.0%
Fidelity Inflation-Protected Bond Index Central Fund	179,198,716	23,052,883	14,528,557	56,265	(2,502,685)	185,276,622	20.4%
Fidelity Information Technology Central Fund	544,716,177	98,327,012	14,739,591	5,381,538	(44,432,205)	589,252,931	13.3%
Fidelity International Equity Central Fund	789,557,313	61,956,204	26,374,267	2,442,423	5,154,278	832,735,951	25.5%
Fidelity Investment Grade Bond Central Fund	859,263,235	67,522,717	10,055,079	229	(1,110,708)	915,620,394	11.5%
Fidelity Materials Central Fund	72,833,814	7,509,771	4,096,028	961,460	(467,031)	76,741,986	14.7%
Fidelity Real Estate Equity Central Fund	23,257,590	2,111,333	272,205	(217)	(833,230)	24,263,271	18.2%
Fidelity Telecom Services Central Fund	51,481,307	6,416,785	4,421,713	522,943	(4,636,732)	49,362,590	13.1%
Fidelity Utilities Central Fund	71,429,106	7,946,841	2,565,791	314,420	(4,638,461)	72,486,115	13.9%
Total	$4,520,141,609	$486,793,176	$103,568,874	$9,859,599	$(38,707,652)	$4,874,517,858

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$3,596,408,492	$3,596,408,492	$--	$--
Fixed-Income Central Funds	1,278,109,366	1,278,109,366	--	--
Money Market Central Funds	107,746,352	107,746,352	--	--
Other Short-Term Investments and Net Other Assets	379,511	--	379,511	--
Investment Companies	405,552,642	405,552,642	--	--
Total Investments in Securities:	$5,388,196,363	$5,387,816,852	$379,511	$--
Derivative Instruments:
Assets
Futures Contracts	$174,057	$174,057	$--	$--
Total Assets	$174,057	$174,057	$--	$--
Total Derivative Instruments:	$174,057	$174,057	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 20%

December 31, 2017

AMI-QTLY-0218
1.811345.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 18.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	12,672,402	$86,299,057
Fidelity Consumer Discretionary Central Fund (a)	180,576	53,889,396
Fidelity Consumer Staples Central Fund (a)	156,132	34,581,740
Fidelity Emerging Markets Equity Central Fund (a)	296,218	74,235,142
Fidelity Energy Central Fund (a)	232,406	29,750,295
Fidelity Financials Central Fund (a)	926,019	99,250,669
Fidelity Health Care Central Fund (a)	178,666	68,511,230
Fidelity Industrials Central Fund (a)	174,513	51,517,982
Fidelity Information Technology Central Fund (a)	288,016	121,775,878
Fidelity International Equity Central Fund (a)	2,924,350	258,073,931
Fidelity Materials Central Fund (a)	60,923	15,955,000
Fidelity Real Estate Equity Central Fund (a)	234,779	25,539,225
Fidelity Telecom Services Central Fund (a)	55,187	10,096,999
Fidelity Utilities Central Fund (a)	85,343	14,827,496
TOTAL EQUITY CENTRAL FUNDS
(Cost $616,089,397)		944,304,040

Fixed-Income Central Funds - 50.1%
High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (a)	2,817,384	28,483,754
Fidelity Floating Rate Central Fund (a)	498,073	51,281,561
Fidelity High Income Central Fund 1 (a)	1,048,533	101,162,491

TOTAL HIGH YIELD FIXED-INCOME FUNDS		180,927,806

Investment Grade Fixed-Income Funds - 46.6%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,863,099	187,558,155
Fidelity International Credit Central Fund (a)	303,380	30,280,398
Fidelity Investment Grade Bond Central Fund (a)	19,895,959	2,162,690,762

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,380,529,315

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $2,386,913,495)		2,561,457,121

Money Market Central Funds - 27.3%
Fidelity Cash Central Fund, 1.36% (b)	84,320,726	84,337,590
Fidelity Money Market Central Fund, 1.62% (b)	1,253,799,668	1,253,925,048
Fidelity Securities Lending Cash Central Fund 1.36% (b)(c)	55,282,778	55,293,834
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $1,393,428,982)		1,393,556,472

Investment Companies - 5.1%
iShares 20+ Year Treasury Bond ETF (d)	716,176	90,854,087
iShares MSCI Japan ETF	833,204	49,933,916
iShares S&P 500 Index ETF	442,451	118,952,950
TOTAL INVESTMENT COMPANIES
(Cost $243,289,235)		259,740,953
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $4,639,721,109)		5,159,058,586
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(50,274,065)
NET ASSETS - 100%		$5,108,784,521

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$283,799
Fidelity Commodity Strategy Central Fund	326,977
Fidelity Consumer Discretionary Central Fund	2,884,604
Fidelity Consumer Staples Central Fund	2,885,602
Fidelity Emerging Markets Debt Central Fund	758,826
Fidelity Emerging Markets Equity Central Fund	3,645,619
Fidelity Energy Central Fund	468,204
Fidelity Financials Central Fund	6,247,640
Fidelity Floating Rate Central Fund	772,049
Fidelity Health Care Central Fund	2,267,726
Fidelity High Income Central Fund 1	4,683,039
Fidelity Industrials Central Fund	2,686,116
Fidelity Inflation-Protected Bond Index Central Fund	3,898,151
Fidelity Information Technology Central Fund	15,642,585
Fidelity International Credit Central Fund	686,834
Fidelity International Equity Central Fund	8,673,803
Fidelity Investment Grade Bond Central Fund	15,509,165
Fidelity Materials Central Fund	952,158
Fidelity Money Market Central Fund	4,558,027
Fidelity Real Estate Equity Central Fund	1,200,330
Fidelity Securities Lending Cash Central Fund	28,687
Fidelity Telecom Services Central Fund	938,629
Fidelity Utilities Central Fund	1,047,734
Total	$81,046,304

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$81,615,701	$1,370,589	$987,086	$(1,562)	$4,301,415	$86,299,057	11.6%
Fidelity Consumer Discretionary Central Fund	47,776,976	4,394,373	762,106	56,480	2,423,673	53,889,396	2.9%
Fidelity Consumer Staples Central Fund	33,661,797	3,408,565	842,465	130,335	(1,776,492)	34,581,740	2.6%
Fidelity Emerging Markets Debt Central Fund	28,258,400	1,084,942	308,562	(998)	(550,028)	28,483,754	21.4%
Fidelity Emerging Markets Equity Central Fund	76,574,948	4,537,872	8,502,792	822,821	802,293	74,235,142	8.6%
Fidelity Energy Central Fund	25,968,797	1,939,923	415,133	4,983	2,251,725	29,750,295	2.7%
Fidelity Financials Central Fund	93,525,823	7,754,523	3,005,409	655,476	320,256	99,250,669	2.9%
Fidelity Floating Rate Central Fund	50,573,004	1,424,260	617,011	(1,053)	(97,639)	51,281,561	2.8%
Fidelity Health Care Central Fund	66,972,361	5,405,410	1,052,158	96,174	(2,910,557)	68,511,230	2.8%
Fidelity High Income Central Fund 1	100,667,909	5,986,190	1,236,033	(10,970)	(4,244,605)	101,162,491	19.5%
Fidelity Industrials Central Fund	47,812,594	3,471,160	1,030,357	26,232	1,238,353	51,517,982	2.9%
Fidelity Inflation-Protected Bond Index Central Fund	198,912,696	6,431,890	14,996,994	290,978	(3,080,415)	187,558,155	20.7%
Fidelity Information Technology Central Fund	113,292,207	18,557,639	1,796,963	211,558	(8,488,563)	121,775,878	2.7%
Fidelity International Credit Central Fund	29,838,111	1,078,164	370,134	370	(266,113)	30,280,398	28.5%
Fidelity International Equity Central Fund	266,098,261	12,432,622	23,125,377	1,175,710	1,492,715	258,073,931	7.9%
Fidelity Investment Grade Bond Central Fund	2,128,219,648	64,604,040	27,133,585	(15,789)	(2,983,552)	2,162,690,762	27.2%
Fidelity Materials Central Fund	15,492,691	1,193,181	840,198	355,816	(246,490)	15,955,000	3.0%
Fidelity Real Estate Equity Central Fund	25,210,539	1,526,736	308,741	(349)	(888,960)	25,539,225	19.2%
Fidelity Telecom Services Central Fund	11,118,679	1,089,471	1,232,221	456,062	(1,334,992)	10,096,999	2.7%
Fidelity Utilities Central Fund	15,350,302	1,279,689	925,327	303,476	(1,180,644)	14,827,496	2.8%
Total	$3,456,941,444	$148,971,239	$89,488,652	$4,555,750	$(15,218,620)	$3,505,761,161

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 85%

December 31, 2017

AGG-QTLY-0218
1.811344.113

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 80.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,643,903	$45,244,981
Fidelity Consumer Discretionary Central Fund (a)	453,451	135,323,408
Fidelity Consumer Staples Central Fund (a)	392,339	86,899,169
Fidelity Emerging Markets Equity Central Fund (a)	414,796	103,951,938
Fidelity Energy Central Fund (a)	579,578	74,191,738
Fidelity Financials Central Fund (a)	2,332,737	250,022,796
Fidelity Health Care Central Fund (a)	449,096	172,210,323
Fidelity Industrials Central Fund (a)	440,689	130,095,778
Fidelity Information Technology Central Fund (a)	722,812	305,612,347
Fidelity International Equity Central Fund (a)	4,677,232	412,765,703
Fidelity Materials Central Fund (a)	152,697	39,989,781
Fidelity Real Estate Equity Central Fund (a)	93,856	10,209,619
Fidelity Telecom Services Central Fund (a)	140,528	25,711,089
Fidelity Utilities Central Fund (a)	216,531	37,620,123
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,214,037,326)		1,829,848,793

Fixed-Income Central Funds - 9.3%
High Yield Fixed-Income Funds - 1.8%
Fidelity Emerging Markets Debt Central Fund (a)	3,374	34,114
Fidelity Floating Rate Central Fund (a)	216,088	22,248,450
Fidelity High Income Central Fund 1 (a)	177,335	17,109,247

TOTAL HIGH YIELD FIXED-INCOME FUNDS		39,391,811

Investment Grade Fixed-Income Funds - 7.5%
Fidelity Inflation-Protected Bond Index Central Fund (a)	109,113	10,984,424
Fidelity Investment Grade Bond Central Fund (a)	1,476,453	160,490,418

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		171,474,842

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $207,692,972)		210,866,653

Money Market Central Funds - 1.6%
Fidelity Cash Central Fund, 1.36% (b)
(Cost $35,861,429)	35,854,258	35,861,429
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.06% to 1.2% 1/11/18 to 2/8/18 (c)
(Cost $1,189,100)	1,190,000	1,189,058
	Shares	Value

Investment Companies - 7.4%
iShares 20+ Year Treasury Bond ETF	296,008	$37,551,575
iShares Core MSCI Emerging Markets ETF	547,529	31,154,400
iShares MSCI Japan ETF	445,660	26,708,404
iShares S&P 500 Index ETF	272,605	73,289,852
TOTAL INVESTMENT COMPANIES
(Cost $152,333,123)		168,704,231
TOTAL INVESTMENT IN SECURITIES - 98.6%
(Cost $1,611,113,950)		2,246,470,164
NET OTHER ASSETS (LIABILITIES) - 1.4%		31,536,102
NET ASSETS - 100%		$2,278,006,266

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	250	March 2018	$33,450,000	$550,813	$550,813

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Security Type Abbreviations

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,189,058.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,112
Fidelity Commodity Strategy Central Fund	164,881
Fidelity Consumer Discretionary Central Fund	7,068,555
Fidelity Consumer Staples Central Fund	7,071,901
Fidelity Emerging Markets Debt Central Fund	911
Fidelity Emerging Markets Equity Central Fund	4,924,913
Fidelity Energy Central Fund	1,133,843
Fidelity Financials Central Fund	15,346,732
Fidelity Floating Rate Central Fund	337,524
Fidelity Health Care Central Fund	5,562,490
Fidelity High Income Central Fund 1	757,347
Fidelity Industrials Central Fund	6,614,863
Fidelity Inflation-Protected Bond Index Central Fund	196,447
Fidelity Information Technology Central Fund	38,334,700
Fidelity International Equity Central Fund	13,437,577
Fidelity Investment Grade Bond Central Fund	1,077,310
Fidelity Materials Central Fund	2,329,317
Fidelity Real Estate Equity Central Fund	466,007
Fidelity Securities Lending Cash Central Fund	223
Fidelity Telecom Services Central Fund	2,324,650
Fidelity Utilities Central Fund	2,587,294
Total	$109,822,597

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$40,160,339	$3,207,927	$310,379	$5,502	$2,181,592	$45,244,981	6.1%
Fidelity Consumer Discretionary Central Fund	111,046,259	19,531,295	940,825	13,493	5,673,186	135,323,408	7.3%
Fidelity Consumer Staples Central Fund	78,162,790	13,395,699	614,193	(13,046)	(4,032,081)	86,899,169	6.6%
Fidelity Emerging Markets Debt Central Fund	33,865	911	--	--	(662)	34,114	0.0%
Fidelity Emerging Markets Equity Central Fund	86,969,045	16,361,393	904,755	(690)	1,526,945	103,951,938	12.0%
Fidelity Energy Central Fund	60,960,803	8,260,878	505,712	21,506	5,454,263	74,191,738	6.9%
Fidelity Financials Central Fund	217,572,388	33,265,317	2,666,418	(10,214)	1,861,723	250,022,796	7.4%
Fidelity Floating Rate Central Fund	39,040,367	1,872,203	18,642,276	41,349	(63,193)	22,248,450	1.2%
Fidelity Health Care Central Fund	155,773,158	24,574,662	1,307,568	(7,701)	(6,822,228)	172,210,323	7.0%
Fidelity High Income Central Fund 1	15,947,127	1,974,306	124,152	(446)	(687,588)	17,109,247	3.3%
Fidelity Industrials Central Fund	112,101,336	16,019,260	923,631	472	2,898,341	130,095,778	7.3%
Fidelity Inflation-Protected Bond Index Central Fund	58,476,009	2,588,120	49,954,537	1,272,156	(1,397,324)	10,984,424	1.2%
Fidelity Information Technology Central Fund	273,784,795	60,814,551	8,585,269	765,393	(21,167,123)	305,612,347	6.9%
Fidelity International Equity Central Fund	373,604,561	44,872,246	9,207,266	38,499	3,457,663	412,765,703	12.7%
Fidelity Investment Grade Bond Central Fund	153,515,712	18,004,237	10,847,559	15,128	(197,100)	160,490,418	2.0%
Fidelity Materials Central Fund	36,333,544	5,184,488	1,732,461	61,709	142,501	39,989,781	7.6%
Fidelity Real Estate Equity Central Fund	9,408,516	1,226,767	77,594	(455)	(347,615)	10,209,619	7.7%
Fidelity Telecom Services Central Fund	25,740,254	4,143,892	2,069,330	(124,442)	(1,979,285)	25,711,089	6.8%
Fidelity Utilities Central Fund	35,721,801	5,337,693	1,194,904	24,311	(2,268,778)	37,620,123	7.2%
Total	$1,884,352,669	$280,635,845	$110,608,829	$2,102,524	$(15,766,763)	$2,040,715,446

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$1,829,848,793	$1,829,848,793	$--	$--
Fixed-Income Central Funds	210,866,653	210,866,653	--	--
Money Market Central Funds	35,861,429	35,861,429	--	--
Other Short-Term Investments	1,189,058	--	1,189,058	--
Investment Companies	168,704,231	168,704,231	--	--
Total Investments in Securities:	$2,246,470,164	$2,245,281,106	$1,189,058	$--
Derivative Instruments:
Assets
Futures Contracts	$550,813	$550,813	$--	$--
Total Assets	$550,813	$550,813	$--	$--
Total Derivative Instruments:	$550,813	$550,813	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 30%

December 31, 2017

TAN-QTLY-0218
1.849900.110

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 28.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	3,575,327	$24,347,979
Fidelity Consumer Discretionary Central Fund (a)	85,113	25,400,258
Fidelity Consumer Staples Central Fund (a)	73,188	16,210,502
Fidelity Emerging Markets Equity Central Fund (a)	115,764	29,011,513
Fidelity Energy Central Fund (a)	108,844	13,933,060
Fidelity Financials Central Fund (a)	436,743	46,810,120
Fidelity Health Care Central Fund (a)	84,218	32,294,357
Fidelity Industrials Central Fund (a)	82,405	24,326,886
Fidelity Information Technology Central Fund (a)	135,117	57,128,659
Fidelity International Equity Central Fund (a)	1,146,329	101,163,540
Fidelity Materials Central Fund (a)	28,647	7,502,253
Fidelity Real Estate Equity Central Fund (a)	61,178	6,654,987
Fidelity Telecom Services Central Fund (a)	25,943	4,746,521
Fidelity Utilities Central Fund (a)	40,411	7,021,076
TOTAL EQUITY CENTRAL FUNDS
(Cost $286,446,177)		396,551,711

Fixed-Income Central Funds - 50.3%
High Yield Fixed-Income Funds - 3.5%
Fidelity Emerging Markets Debt Central Fund (a)	717,393	7,252,844
Fidelity Floating Rate Central Fund (a)	131,416	13,530,602
Fidelity High Income Central Fund 1 (a)	279,271	26,944,088

TOTAL HIGH YIELD FIXED-INCOME FUNDS		47,727,534

Investment Grade Fixed-Income Funds - 46.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	497,671	50,100,575
Fidelity International Credit Central Fund (a)	80,834	8,068,065
Fidelity Investment Grade Bond Central Fund (a)	5,381,557	584,975,249

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		643,143,889

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $671,516,512)		690,871,423

Money Market Central Funds - 16.1%
Fidelity Cash Central Fund, 1.36% (b)	12,852,851	12,855,421
Fidelity Money Market Central Fund, 1.62% (b)	208,057,467	208,078,273
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $220,922,639)		220,933,694

Investment Companies - 4.4%
iShares 20+ Year Treasury Bond ETF	174,715	22,164,345
iShares Core MSCI Emerging Markets ETF	11,221	638,475
iShares MSCI Japan ETF	199,218	11,939,135
iShares S&P 500 Index ETF	96,415	25,921,172
TOTAL INVESTMENT COMPANIES
(Cost $56,695,436)		60,663,127
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,235,580,764)		1,369,019,955
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,767,372
NET ASSETS - 100%		$1,372,787,327

Security Type Abbreviations

–

– ETF - Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$75,269
Fidelity Commodity Strategy Central Fund	88,978
Fidelity Consumer Discretionary Central Fund	1,330,250
Fidelity Consumer Staples Central Fund	1,322,363
Fidelity Emerging Markets Debt Central Fund	185,994
Fidelity Emerging Markets Equity Central Fund	1,391,122
Fidelity Energy Central Fund	212,530
Fidelity Financials Central Fund	2,879,871
Fidelity Floating Rate Central Fund	193,027
Fidelity Health Care Central Fund	1,045,683
Fidelity High Income Central Fund 1	1,185,701
Fidelity Industrials Central Fund	1,239,422
Fidelity Inflation-Protected Bond Index Central Fund	1,014,733
Fidelity Information Technology Central Fund	7,187,059
Fidelity International Credit Central Fund	176,865
Fidelity International Equity Central Fund	3,311,622
Fidelity Investment Grade Bond Central Fund	3,928,851
Fidelity Materials Central Fund	438,215
Fidelity Money Market Central Fund	690,046
Fidelity Real Estate Equity Central Fund	304,795
Fidelity Telecom Services Central Fund	430,342
Fidelity Utilities Central Fund	483,550
Total	$29,116,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$20,908,686	$2,369,574	$97,173	$4,320	$1,162,572	$24,347,979	3.3%
Fidelity Consumer Discretionary Central Fund	20,151,665	4,319,902	113,349	24	1,042,016	25,400,258	1.4%
Fidelity Consumer Staples Central Fund	14,110,572	3,011,065	152,273	(7,860)	(751,002)	16,210,502	1.2%
Fidelity Emerging Markets Debt Central Fund	6,559,204	856,809	28,581	(83)	(134,505)	7,252,844	5.4%
Fidelity Emerging Markets Equity Central Fund	24,542,923	4,154,666	117,750	(1,229)	432,903	29,011,513	3.3%
Fidelity Energy Central Fund	11,087,939	1,880,139	61,953	2,729	1,024,206	13,933,060	1.3%
Fidelity Financials Central Fund	39,386,356	7,759,954	638,212	(6,332)	308,354	46,810,120	1.4%
Fidelity Floating Rate Central Fund	12,078,914	1,534,480	57,161	(60)	(25,571)	13,530,602	0.7%
Fidelity Health Care Central Fund	28,245,564	5,487,616	157,718	(4,222)	(1,276,883)	32,294,357	1.3%
Fidelity High Income Central Fund 1	24,266,790	3,869,415	114,323	(906)	(1,076,888)	26,944,088	5.2%
Fidelity Industrials Central Fund	20,183,019	3,794,123	174,686	(2,183)	526,613	24,326,886	1.4%
Fidelity Inflation-Protected Bond Index Central Fund	47,952,216	6,170,888	3,292,627	(10,430)	(719,472)	50,100,575	5.5%
Fidelity Information Technology Central Fund	47,963,833	13,484,275	270,345	(4,993)	(4,044,111)	57,128,659	1.3%
Fidelity International Credit Central Fund	7,192,369	981,781	34,296	(111)	(71,678)	8,068,065	7.6%
Fidelity International Equity Central Fund	91,819,825	14,364,261	5,901,237	77,856	802,835	101,163,540	3.1%
Fidelity Investment Grade Bond Central Fund	512,993,352	75,208,362	2,512,392	(12,127)	(701,946)	584,975,249	7.3%
Fidelity Materials Central Fund	6,610,823	1,212,097	352,920	612	31,641	7,502,253	1.4%
Fidelity Real Estate Equity Central Fund	5,938,804	975,558	28,580	(129)	(230,666)	6,654,987	5.0%
Fidelity Telecom Services Central Fund	4,665,749	921,447	449,795	(29,541)	(361,339)	4,746,521	1.3%
Fidelity Utilities Central Fund	6,394,663	1,230,339	175,268	1,536	(430,194)	7,021,076	1.3%
Total	$953,053,266	$153,586,751	$14,730,639	$6,871	$(4,493,115)	$1,087,423,134

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 40%

December 31, 2017

FAN-QTLY-0218
1.849910.110

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 38.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	4,789,061	$32,613,507
Fidelity Consumer Discretionary Central Fund(a)	136,686	40,791,079
Fidelity Consumer Staples Central Fund(a)	118,472	26,240,404
Fidelity Emerging Markets Equity Central Fund (a)	166,850	41,814,324
Fidelity Energy Central Fund (a)	174,680	22,360,785
Fidelity Financials Central Fund (a)	704,023	75,457,225
Fidelity Health Care Central Fund (a)	135,533	51,971,541
Fidelity Industrials Central Fund (a)	132,982	39,257,531
Fidelity Information Technology Central Fund(a)	218,187	92,251,731
Fidelity International Equity Central Fund (a)	1,674,744	147,796,121
Fidelity Materials Central Fund (a)	46,209	12,101,741
Fidelity Real Estate Equity Central Fund (a)	69,469	7,556,876
Fidelity Telecom Services Central Fund (a)	42,590	7,792,353
Fidelity Utilities Central Fund (a)	65,489	11,378,133
TOTAL EQUITY CENTRAL FUNDS
(Cost $443,679,561)		609,383,351

Fixed-Income Central Funds - 45.1%
High Yield Fixed-Income Funds - 3.4%
Fidelity Emerging Markets Debt Central Fund (a)	805,775	8,146,388
Fidelity Floating Rate Central Fund (a)	148,123	15,250,765
Fidelity High Income Central Fund 1 (a)	317,319	30,614,952

TOTAL HIGH YIELD FIXED-INCOME FUNDS		54,012,105

Investment Grade Fixed-Income Funds - 41.7%
Fidelity Inflation-Protected Bond Index Central Fund(a)	573,494	57,733,654
Fidelity International Credit Central Fund(a)	91,521	9,134,703
Fidelity Investment Grade Bond Central Fund(a)	5,409,388	588,000,440

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		654,868,797

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $692,280,174)		708,880,902

Money Market Central Funds - 12.7%
Fidelity Cash Central Fund, 1.36% (b)	13,075,581	13,078,196
Fidelity Money Market Central Fund, 1.62% (b)	158,384,088	158,399,927
Fidelity Securities Lending Cash Central Fund 1.36%(b)(c)	28,134,917	28,140,544
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $199,606,964)		199,618,667

Investment Companies - 4.8%
iShares 20+ Year Treasury Bond ETF (d)	217,771	27,626,429
iShares Core MSCI Emerging Markets ETF	48,053	2,734,216
iShares MSCI Japan ETF	254,112	15,228,932
iShares S&P 500 Index ETF	109,946	29,558,982
TOTAL INVESTMENT COMPANIES
(Cost $69,767,870)		75,148,559
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,405,334,569)		1,593,031,479
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(21,065,632)
NET ASSETS - 100%		$1,571,965,847

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,048
Fidelity Commodity Strategy Central Fund	120,569
Fidelity Consumer Discretionary Central Fund	2,144,560
Fidelity Consumer Staples Central Fund	2,149,456
Fidelity Emerging Markets Debt Central Fund	211,199
Fidelity Emerging Markets Equity Central Fund	2,006,091
Fidelity Energy Central Fund	344,654
Fidelity Financials Central Fund	4,662,455
Fidelity Floating Rate Central Fund	221,157
Fidelity Health Care Central Fund	1,689,642
Fidelity High Income Central Fund 1	1,365,721
Fidelity Industrials Central Fund	2,009,764
Fidelity Inflation-Protected Bond Index Central Fund	1,151,910
Fidelity Information Technology Central Fund	11,646,510
Fidelity International Credit Central Fund	202,188
Fidelity International Equity Central Fund	4,856,753
Fidelity Investment Grade Bond Central Fund	4,004,611
Fidelity Materials Central Fund	709,697
Fidelity Money Market Central Fund	541,109
Fidelity Real Estate Equity Central Fund	347,823
Fidelity Securities Lending Cash Central Fund	594
Fidelity Telecom Services Central Fund	708,914
Fidelity Utilities Central Fund	787,669
Total	$41,956,094

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$28,997,283	$2,186,626	$153,424	$2,679	$1,580,343	$32,613,507	4.4%
Fidelity Consumer Discretionary Central Fund	33,693,523	5,550,318	200,306	752	1,746,792	40,791,079	2.2%
Fidelity Consumer Staples Central Fund	23,680,165	3,964,005	175,501	(3,586)	(1,224,679)	26,240,404	2.0%
Fidelity Emerging Markets Debt Central Fund	7,610,067	727,814	38,355	(153)	(152,985)	8,146,388	6.1%
Fidelity Emerging Markets Equity Central Fund	34,805,209	6,612,929	208,656	(1,457)	606,299	41,814,324	4.8%
Fidelity Energy Central Fund	18,556,317	2,253,424	107,545	5,669	1,652,920	22,360,785	2.1%
Fidelity Financials Central Fund	66,065,421	9,895,034	1,083,677	(7,885)	588,332	75,457,225	2.2%
Fidelity Floating Rate Central Fund	14,102,399	1,254,114	76,714	(288)	(28,746)	15,250,765	0.8%
Fidelity Health Care Central Fund	47,272,499	7,054,676	277,758	(3,802)	(2,074,074)	51,971,541	2.1%
Fidelity High Income Central Fund 1	28,578,179	3,432,752	153,428	(927)	(1,241,624)	30,614,952	5.9%
Fidelity Industrials Central Fund	34,261,441	4,741,264	637,770	(4,007)	896,603	39,257,531	2.2%
Fidelity Inflation-Protected Bond Index Central Fund	56,294,569	6,211,548	3,953,926	(3,751)	(814,786)	57,733,654	6.4%
Fidelity Information Technology Central Fund	80,838,876	18,231,420	472,566	(11,080)	(6,334,919)	92,251,731	2.1%
Fidelity International Credit Central Fund	8,439,314	822,006	46,027	(134)	(80,456)	9,134,703	8.6%
Fidelity International Equity Central Fund	138,299,292	15,473,672	7,324,522	157,794	1,189,885	147,796,121	4.6%
Fidelity Investment Grade Bond Central Fund	528,672,680	63,046,918	2,972,616	(9,914)	(736,628)	588,000,440	7.4%
Fidelity Materials Central Fund	11,077,240	1,540,777	580,684	13,739	50,669	12,101,741	2.3%
Fidelity Real Estate Equity Central Fund	6,990,835	864,337	38,356	44	(259,984)	7,556,876	5.7%
Fidelity Telecom Services Central Fund	7,736,734	1,236,461	545,966	(26,907)	(607,969)	7,792,353	2.1%
Fidelity Utilities Central Fund	10,838,200	1,596,137	373,443	6,901	(689,662)	11,378,133	2.2%
Total	$1,186,810,243	$156,696,232	$19,421,240	$113,687	$(5,934,669)	$1,318,264,253

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Asset Manager® 60%

December 31, 2017

SAN-QTLY-0218
1.849920.110

Investments December 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 57.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	6,533,296	$44,491,748
Fidelity Consumer Discretionary Central Fund (a)	301,235	89,897,665
Fidelity Consumer Staples Central Fund (a)	261,095	57,829,874
Fidelity Emerging Markets Equity Central Fund (a)	311,027	77,946,530
Fidelity Energy Central Fund (a)	385,504	49,348,326
Fidelity Financials Central Fund (a)	1,550,788	166,213,412
Fidelity Health Care Central Fund (a)	298,372	114,413,691
Fidelity Industrials Central Fund (a)	292,750	86,422,794
Fidelity Information Technology Central Fund (a)	482,361	203,947,056
Fidelity International Equity Central Fund (a)	3,361,870	296,684,988
Fidelity Materials Central Fund (a)	101,102	26,477,700
Fidelity Real Estate Equity Central Fund (a)	93,472	10,167,873
Fidelity Telecom Services Central Fund (a)	93,297	17,069,670
Fidelity Utilities Central Fund (a)	143,929	25,006,259
TOTAL EQUITY CENTRAL FUNDS
(Cost $868,788,763)		1,265,917,586

Fixed-Income Central Funds - 34.4%
High Yield Fixed-Income Funds - 3.3%
Fidelity Emerging Markets Debt Central Fund (a)	1,061,293	10,729,677
Fidelity Floating Rate Central Fund (a)	200,974	20,692,314
Fidelity High Income Central Fund 1 (a)	431,908	41,670,473

TOTAL HIGH YIELD FIXED-INCOME FUNDS		73,092,464

Investment Grade Fixed-Income Funds - 31.1%
Fidelity Inflation-Protected Bond Index Central Fund (a)	725,986	73,085,040
Fidelity Investment Grade Bond Central Fund (a)	5,583,609	606,938,340

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		680,023,380

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $733,183,385)		753,115,844

Money Market Central Funds - 0.8%
Fidelity Cash Central Fund, 1.36% (b)	6,373,596	6,374,871
Fidelity Money Market Central Fund, 1.62% (b)	11,452,959	11,454,104
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $17,827,865)		17,828,975

Investment Companies - 6.1%
iShares 20+ Year Treasury Bond ETF	298,196	37,829,145
iShares Core MSCI Emerging Markets ETF	282,255	16,060,310
iShares MSCI Japan ETF	344,504	20,646,125
iShares S&P 500 Index ETF	218,747	58,810,129
TOTAL INVESTMENT COMPANIES
(Cost $122,033,100)		133,345,709
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $1,741,833,113)		2,170,208,114
NET OTHER ASSETS (LIABILITIES) - 0.8%		17,762,563
NET ASSETS - 100%		$2,187,970,677

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,593
Fidelity Commodity Strategy Central Fund	161,570
Fidelity Consumer Discretionary Central Fund	4,665,551
Fidelity Consumer Staples Central Fund	4,676,306
Fidelity Emerging Markets Debt Central Fund	274,574
Fidelity Emerging Markets Equity Central Fund	3,677,346
Fidelity Energy Central Fund	750,584
Fidelity Financials Central Fund	10,137,610
Fidelity Floating Rate Central Fund	296,139
Fidelity Health Care Central Fund	3,672,593
Fidelity High Income Central Fund 1	1,834,070
Fidelity Industrials Central Fund	4,366,375
Fidelity Inflation-Protected Bond Index Central Fund	1,425,340
Fidelity Information Technology Central Fund	25,412,252
Fidelity International Equity Central Fund	9,608,239
Fidelity Investment Grade Bond Central Fund	4,044,023
Fidelity Materials Central Fund	1,532,871
Fidelity Money Market Central Fund	67,978
Fidelity Real Estate Equity Central Fund	461,612
Fidelity Telecom Services Central Fund	1,534,287
Fidelity Utilities Central Fund	1,708,337
Total	$80,343,250

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$39,273,627	$3,377,577	$304,303	$4,480	$2,140,367	$44,491,748	6.0%
Fidelity Consumer Discretionary Central Fund	73,580,418	13,169,915	642,805	(782)	3,790,919	89,897,665	4.8%
Fidelity Consumer Staples Central Fund	51,770,881	9,157,174	419,188	(12,265)	(2,666,728)	57,829,874	4.4%
Fidelity Emerging Markets Debt Central Fund	9,926,013	1,078,800	76,076	(649)	(198,411)	10,729,677	8.1%
Fidelity Emerging Markets Equity Central Fund	64,651,508	12,776,442	628,426	(1,428)	1,148,434	77,946,530	9.0%
Fidelity Energy Central Fund	40,429,915	5,648,296	349,277	5,267	3,614,125	49,348,326	4.6%
Fidelity Financials Central Fund	144,318,936	22,847,584	2,210,183	(13,251)	1,270,326	166,213,412	4.9%
Fidelity Floating Rate Central Fund	18,979,055	1,904,012	152,152	(373)	(38,228)	20,692,314	1.1%
Fidelity Health Care Central Fund	103,297,465	16,545,062	895,415	(19,034)	(4,514,387)	114,413,691	4.6%
Fidelity High Income Central Fund 1	38,591,543	5,049,365	304,303	(2,920)	(1,663,212)	41,670,473	8.0%
Fidelity Industrials Central Fund	74,371,046	10,997,875	874,482	(5,605)	1,933,960	86,422,794	4.8%
Fidelity Inflation-Protected Bond Index Central Fund	70,641,718	8,975,788	5,526,409	(1,319)	(1,004,738)	73,085,040	8.1%
Fidelity Information Technology Central Fund	179,035,884	42,048,226	3,468,132	35,920	(13,704,842)	203,947,056	4.6%
Fidelity International Equity Central Fund	270,773,437	33,759,632	10,447,998	160,195	2,439,722	296,684,988	9.1%
Fidelity Investment Grade Bond Central Fund	529,924,557	82,181,526	4,418,423	(7,040)	(742,280)	606,938,340	7.6%
Fidelity Materials Central Fund	24,104,062	3,542,514	1,311,863	47,274	95,713	26,477,700	5.1%
Fidelity Real Estate Equity Central Fund	9,323,063	1,265,634	76,097	(492)	(344,235)	10,167,873	7.6%
Fidelity Telecom Services Central Fund	16,978,997	2,810,462	1,330,345	(86,388)	(1,303,056)	17,069,670	4.5%
Fidelity Utilities Central Fund	23,659,850	3,667,724	845,766	17,740	(1,493,289)	25,006,259	4.8%
Total	$1,783,631,975	$280,803,608	$34,281,643	$119,330	$(11,239,840)	$2,019,033,430

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2018